4. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Notes
4. SIGNIFICANT ACCOUNTING POLICIES

4.SIGNIFICANT ACCOUNTING POLICIES

a)New accounting pronouncements

Amendments to IFRS 3, Business Combinations (“IFRS 3”) – Definition of a Business

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 to help entities determine whether an acquired set of activities and assets is a business or not. The amendments clarify the minimum requirements for a business, removed the assessment of whether market participants are capable of replacing any missing elements, added guidance to help entities assess whether an acquired process is substantive, narrowed the definitions of a business and of outputs, and introduced an optional fair value concentration test. Effective January 1, 2020, the Company adopted the amendments to IFRS 3, with no material impact on its consolidated financial statements.

Amendments to IAS 1, Presentation of Financial Statements (“IAS 1”); and IAS 8, Accounting policies, changes in accounting estimates and errors (“IAS 8”) – Definition of Material

In October 2018, the IASB issued amendments to IAS 1 and IAS 8 to align the definition of “material” across the standards and to clarify certain aspects of the definition. The new definition states that, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. Effective January 1, 2020, the Company adopted the amendments to IAS 1 and IAS 8, with no material impact on its consolidated financial statements

Amendments to IAS 1 – Presentation of financial statements: classifications of liabilities as current or non-current

In January 2020, the IASB issued amendments to clarify the requirements for classifying liabilities as current or non-current. The amendments specify that the conditions that exist at the end of a reporting period are those which will be used to determine if a right to defer settlement of a liability exists. The amendments also clarify the situations that are considered a settlement of a liability. The amendments are effective January 1, 2023, with early adoption permitted. The amendments are to be applied retrospectively. The Company does not intend to early adopt these amendments and is currently assessing the impact of these amendments on its consolidated financial statements.

b)Use of Estimates and Judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Accounting estimates will, by definition, seldom equal the actual results. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these consolidated financial statements, management has made significant assumptions which are applied in determining the fair values of the various instruments at the reporting date. Should any of the assumptions be incorrect, it would result in a material adjustment to the carrying amount of certain assets and liabilities.

Other significant assumptions about the future and other sources of estimation uncertainty that management has made as at the statement of financial position date that could result in a material adjustment to the carrying amount of assets and liabilities in the event that actual results differ from assumptions made, related to, but are not limited to, the following:

Valuation of Biological assets and inventory

Management is required to make a number of estimates in calculating the fair value of biological assets and harvested hemp inventory.  These estimates include a number of assumptions including estimations of the stage of growth of the hemp, pre-harvest and post-harvest costs, sales price and expected yields.

Inventories of harvested finished goods and packaging materials are valued at the lower of cost or net realizable value.  Management determines net realizable value, which is the estimated selling price less the estimated costs to completion, and the estimated selling costs.  The Company estimates the net realizable value of inventories by using the most reliable evidence available at each reporting date.  The future realization of these inventories may be different from estimated realization.  A change to these assumptions could impact the Company's inventory valuation and gross profit from sales of inventories.

Share-based compensation

The Company provides compensation benefits to its consultants, directors and officers through a stock option plan. The fair value of each option award is estimated using the Black-Scholes option pricing model which utilizes subjective assumptions such as expected price volatility and expected life of the option. Share-based compensation expense also utilizes subjective assumptions on forfeiture rate. Changes in these input assumptions can significantly affect the fair value estimate.

Convertible Preferred Share Units

The Company issues convertible preferred share units consisting of one common share and one series II convertible preferred shares. The convertible preferred shares units were issued to holders of MichiCann common shares upon completion of amalgamation. Holders of MichiCann warrants and MichiCann stock options also received the convertible preferred shares units when those warrants and stock options are exercised. The fair value of the unit is determined using capitalization details of the Company. The fair value is separated between the common share and preferred share component using the relative fair value of each instrument on the issuance date. The separation of the components is based on the conversion rate of the preferred shares, which requires management to estimate the amount of time that will lapse between the initial issuance of the preferred share and its conversion date.

Assessment of the Transactions as an Asset Acquisition or Business Combination

Management has had to apply judgment relating to acquisitions with respect to whether the acquisition was a business combination or an asset acquisition. Management applied a three-element process to determine whether a business or an asset was purchased, considering inputs, processes and outputs of each acquisition in order to reach a conclusion.

Determination of Purchase Price Allocations and Contingent Consideration

Judgements are made in determining the fair value of assets and liabilities, including the valuation of separately identifiable intangibles acquired as part of an acquisition. Further, estimates are made in determining the value of contingent consideration payments that should be recorded as part of the consideration on the date of acquisition and changes in contingent consideration payable in subsequent reporting periods, if any. Contingent consideration payments are generally based on acquired businesses achieving certain performance targets. The estimates are based on management’s best assessment of the related inputs used in the valuation models, such as future cash flows and discount rates. Future performance results that differ from management’s estimates could result in changes to liabilities recorded, which are recorded as they arise through profit or loss.

Derivative Financial Instruments

A derivative is a financial instrument whose value is based on an underlying asset or set of assets. The Company has determined that its call/put option represents a derivative financial instrument and as such has been measured at fair value in accordance with level 3 of the fair value hierarchy. Accordingly, the fair value of derivative financial instruments was determined using inputs that are not based on observable market data and therefore requires judgment from management.

Income Taxes

The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of these consolidated financial statements.

Expected Credit Loss

Management determines the expected credit loss by evaluating individual receivable balances and considering a member’s financial condition and current economic conditions. Accounts and other receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded as income when received.

Going Concern

The assessment of the Company’s ability to continue as a going concern and to raise sufficient funds to pay its ongoing operating expenditures and meet its liabilities for the ensuing year involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances

Estimated useful lives and depreciation of property, plant and equipment

Depreciation of property, plant and equipment is dependent upon estimates of useful lives which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.

Fair value of financial instruments

The individual fair values attributed to the different components of a financing transaction, and/or derivative financial instruments, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and in performing the fair value calculations in order to determine (a) the values attributed to each component of a transaction at the time of their issuance; (b) the fair value measurements for certain instruments that require subsequent measurement at fair value on a recurring basis; and (c) for disclosing the fair value of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.

Estimated useful lives and amortization of intangible assets

Amortization of intangible assets with finite lives is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Determination of cash-generating units

The Company’s assets are aggregated into cash-generating units (“CGU’s”). CGU’s are based on an assessment of the unit’s ability to generate independent cash inflows. The determination of these CGU’s was based on management’s judgment in regards to several factors such as shared infrastructure, geographical proximity, and exposure to market risk and materiality.

Consolidation

Judgment is applied in assessing whether the Company exercises control and has significant influence over entities in which the Company directly or indirectly owns an interest. The Company has control when it has the power over the subsidiary, has exposure or rights to variable returns, and has the ability to use its power to affect the returns. Significant influence is defined as the power to participate in the financial and operating decisions of the subsidiaries. Where the Company is determined to have control, these entities are consolidated. Additionally, judgment is applied in determining the effective date on which control was obtained. These Consolidated financial statements include the consolidated results of all subsidiaries as the Company has determined that it has control over these subsidiaries requiring consolidation.

Leases

Management applies judgment in reviewing each of its contractual arrangements to determine whether the arrangement contains a lease.  Leases that are recognized are subject to further management judgment and estimation in various areas specific to the arrangement, including lease term and discount rate.  In determining the lease term to be recognized, Management considers all facts and circumstances that create an economic incentive to exercise an extension operation, or not to exercise a termination option.  Where the rate implicit in a lease is not readily determinable, the discount rate of lease obligations are estimated using a discount rate similar to the Company's specific incremental borrowing rate.  This rate represents the rate that the Company would incur to obtain the funds necessary to purchase an asset of a similar value, with similar payment terms and security in a similar economic environment.

Impairment of non-financial assets

Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of an asset or CGU exceeds its recoverable   amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.

c)Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with financial institutions and other short-term highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

d)Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depreciation and accumulated impairment losses, if any.  Depreciation, based on the estimated useful lives of the assets, is provided using the following methods:

Building and improvements	10 - 20 years	Straight-line
Machinery and equipment	4 - 20 years	Straight-line
Right of use assets	lesser of lease term or 2 years	Straight-line

Property, plant and equipment acquired during the period but not placed into use are not depreciated until they are placed into use.

Gains and losses on disposal of property, plant and equipment items are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized in the consolidated statement of loss and comprehensive loss. The costs of the day-to-day servicing of property, plant and equipment are recognized in consolidated statements of loss as incurred.

e)Biological assets

The Company’s biological assets consist of hemp plants which are valued at fair value less cost to sell. Their fair value is determined using the income approach.  The Company measures and adjusts the biological assets to the fair value less cost to sell up to the point of harvest, which becomes the basis for the cost of finished goods inventories after harvest.

Production costs include all direct and indirect costs relating to biological transformation, which are capitalized to biological assets as they were incurred on the consolidated statements of loss and comprehensive loss.

The direct and indirect costs include the following:

• Direct materials consumed in the growing process such as soil, chemicals, fertilizers and other supplies

• Direct labour for individuals who work in the cultivation department

• Indirect labour for other personnel’s time spent related to the cultivation process

• Indirect materials consumed related to the cultivation process

• Utility related to the cultivation process

• Depreciation and maintenance of production equipment

• Quality assurance on the plants

Unrealized gains or losses arising from the changes in fair value during the period are included as a separate line in the gross profit calculation on the consolidated statements of loss and comprehensive loss.

f)Inventory

Inventories of purchased finished goods and packing materials are initially valued at cost and subsequently at the lower of cost and net realizable value. Inventories of harvested medical cannabis and harvested hemp are transferred from biological assets at their fair value less costs to sell at harvest which becomes the initial cost. Inventories of harvested hemp are transferred from biological assets at their fair value upon harvest which becomes the initial cost. Any subsequent post-harvest costs, either direct or indirect, are capitalized to inventory to the extent that the cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventory are written down to net realizable value.

The post-harvest direct and indirect costs include the following:

• Direct materials such as packages, labels and bottles

• Direct labour for individuals who work in the processing department

• Indirect labour for other personnel’s time spent related to the production and packaging process

• Indirect materials consumed related to the production process

• Utility related to the post-harvest process

• Depreciation and maintenance on dried cannabis processing and packaging equipment

• Quality assurance for the final product

The post-harvest costs capitalized in finished cannabis products and costs of other resale products are subsequently recorded in cost of goods sold on the consolidated statements of loss and comprehensive loss when they are sold. The realized initial costs upon sales, transferred from biological assets measured at fair value less costs to sell at harvest are presented as a separate line in the gross profit calculation on the consolidated statements of loss and comprehensive loss.

g)Share capital

Common Shares

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. The proceeds from the exercise of stock options or warrants together with amounts previously recorded in reserves over the vesting periods are recorded as share capital. Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12.

Equity units

Proceeds received on the issuance of units, consisting of common shares and warrants, are allocated between common shares and warrants based on the relative fair value of each instrument on the issuance date.  Transaction costs directly attributable to the issuance of units are recognized as a reduction from equity.

h)Revenue recognition

The Company follows the following steps for accounting for revenue from contracts with customers:

1.Identify the contract with customer

2.Identify the performance obligation(s)

3.Determine the transaction price

4.Allocate the transaction price to the performance obligation(s)

5.Recognize revenue when/as performance obligations(s) are satisfied

Sales are recognized when control of the goods has been transferred to the purchaser and the collectability is reasonably assured. This is generally when goods have been delivered, which is also when the performance obligations have been fulfilled under the terms of the related sales contract. Revenue from sales of cannabis and hemp products to customers is recognized when the Company transfers control of the goods to the customer and the customer has accepted the goods. Revenue for branded manufacturing sales is recognized upon delivery to the customer. Sales are recorded net of discounts and incentives but inclusive of freight. Excise and cultivation taxes are a production tax which become payable when a cannabis product is delivered to the customer and are not directly related to the value of sales. Excise and cultivation taxes are netted against gross sales.

There is a formal Licensing Agreement entered into by the Company and third party licensed producer.  The Company has granted the license to the licensed producer, and the license consists of a right to manufacture, package, label and sell products containing the branding of the Company within Michigan state.  The Company recognizes the License Fee based on terms as the third party licensed producer sells the products manufactured under the Licensing Agreement.

i)Intangible assets

The Company’s intangible assets include retail and product license acquired with the acquisition of 1251881 B.C. Ltd., and licenses and brand acquired with the acquisition of Platinum Vape (Note 6). Intangible assets acquired are recorded at fair value. Intangible assets with finite lives are assessed for indicators of impairment at each reporting date, or more frequently if changes in circumstances indicate that the carrying value may be impaired. Amortization for intangible assets with finite lives is calculated on a straight-line basis over the life of the asset less its residual value. The Company’s amortization policy for intangible assets with finite lives is as follows:

Retail license	5 years	Straight-line
Product license	5.5 years	Straight-line

Retail license and product license are amortized using a useful life consistent with retail licensing agreement with High Times (Note 6).  Licenses, brand and goodwill have indefinite useful lives.

j)Impairment of non-financial assets

At each date of the consolidated statements of financial position, the Company reviews the carrying amounts of its non-financial assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, or when annual impairment testing for an asset is required, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit to which the assets belong.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators. If the recoverable amount of an asset (or cash generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of comprehensive loss, unless the relevant asset is carried at a re-valued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash generating unit) in prior years. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised.

To date the Company has not recognized any impairment losses.

k)Share-based compensation

Share-based compensation to employees and those providing employee-like services are measured at the fair value of the instruments issued at the grant date and recognized over the vesting periods using the graded vesting method. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received.

If it is determined that the fair value of goods and services received cannot be reliably measured, the share-based expense is measured at the fair value of the equity instruments issued using the Black-Scholes option pricing model. For both employees and non-employees, the fair value of share-based compensation expense is recognized in profit or loss, with a corresponding increase in contributed surplus. When options expire unexercised, these amounts are reclassified into accumulated deficit.

l)Loss per share and diluted income loss per share

Basic loss per share is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding. Diluted loss per share reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted loss per share if the effect of such inclusion would be anti-dilutive.

The inclusion of the Company’s stock options, restricted stock awards, warrants and convertible securities in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluding from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share.

m)Income taxes

Deferred tax is calculated on all temporary differences at the consolidated statements of financial position date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilized.

Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized, or the liability is settled, based on the tax rates that have been enacted or substantively enacted at the reporting date.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

n)Foreign currency translation

Transactions in foreign currencies are initially recorded in the functional currency at the rate in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange in effect at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. All exchange differences are recorded in profit and loss

The financial statements of subsidiaries that have a functional currency other than the Canadian dollar were translated into Canadian dollars as follows: assets and liabilities – at the closing rate at the date of the statements of financial position, and income and expenses – at the average rate for the period. All resulting changes are recognized in other comprehensive loss as foreign currency translation adjustments.

o)Financial instruments

The Company recognizes a financial asset or liability when it becomes party to the contractual provisions of the instrument. The Company classifies its financial assets and financial liabilities in the following measurement categories:

i)those to be measured subsequently at fair value through profit or loss (“FVTPL”);

ii)those to be measured subsequently at fair value through other comprehensive income (“FVOCI”); and

iii)those to be measured at amortized cost.

The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows.  The Company reclassifies financial assets if and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Financial assets at amortized cost

Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets in this category include accounts receivable, deposits and loans receivable, which are held in a business model solely to collect payments of principal and interest.

Financial assets at fair value through profit or loss

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income, are measured at FVTPL. Derivative financial instruments that are not designated and effective as hedging instruments are classified as FVTPL. The Company has no designated hedges. Financial instruments classified as FVTPL are stated at fair value with changes in fair value recognized in profit or loss for the period. Financial assets in this category include cash, call/put option, and loans receivable which are not held in a business model solely to collect payments of principal and interest.

Financial assets at fair value through other comprehensive income

Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are solely payments of principal and interest, are measured at fair value through other comprehensive income. Interest income calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in profit or loss. All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive loss is reclassified to profit or loss. The Company does not have financial assets in this category.

Business model assessment

The Company assesses the objective of its business model for holding a financial asset at a level of aggregation which best reflects the way the business is managed, and information is provided to management. Information considered in this assessment includes stated policies and objectives.

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money.

Impairment

The Company assesses all information available, including on a forward-looking basis the expected credit loss associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information. For trade receivables only, the Company applies the simplified approach as permitted by IFRS 9. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable.  For loan receivable, expected credit losses are used as the basis for calculating the impairment allowance and the risk adjusted interest. After initial recognition, the impairment allowance is adjusted, up or down, through profit or loss at each balance sheet date as the probabilities of collection and recoveries change.

Evidence of impairment may include indications that the counterparty debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicates that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults. Receivables are reviewed qualitatively on a case-by-case basis to determine whether they need to be written off.

Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, credit ratings, the existence of third-party insurance, and forward looking macro-economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.

The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

Derecognition of financial assets

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Financial liabilities

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the residual amount.

Financial liabilities at amortized cost

Financial liabilities at amortized cost are non-derivatives and are recognized initially at fair value, net of transaction costs incurred, and are subsequently stated at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit or loss over the period to maturity using the effective interest method.

Financial liabilities at amortized cost are classified as current or non-current based on their maturity date. Financial liabilities in this category include accounts payable and accrued liabilities, credit facilities, and loans payable.

Financial liabilities at fair value through profit or loss

This category is comprised of derivative financial liabilities. Derivative financial liabilities are initially recognized at their fair value on the date the derivative contract is entered into and are subsequently remeasured at their fair value at each reporting period with changes in the fair value recognized in profit or loss. Financial liabilities in this category include convertible debentures and license liabilities.

Derecognition of financial liabilities

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Summary of the Company's classification and measurements of financial assets and liabilities:

Classification and Measurement
Cash	FVTPL
Accounts receivable	Amortized cost
Loans receivable - TDMA loan	FVTPL
Loans receivable	Amortized cost
Deposits	Amortized cost
OpCo debenture	FVTPL
Call/put option	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Loans payable - PV convertible loan	FVTPL
Loans payable	Amortized cost
Credit facility	Amortized cost

Fair value hierarchy

The following table summarizes the fair value hierarchy under which the Company's financial instruments are valued.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 -	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 -	Inputs for the asset or liability that are not based upon observable market data.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the consolidated statements of financial position only when the Company has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

p)Accounts receivables and expected credit loss

Accounts receivable are recorded at the invoiced amount and do not bear interest. Expected credit loss reflects the Company’s estimate of amounts in its existing accounts receivable that may not be collected due to customer claims or customer inability or unwillingness to pay. Collectability of trade receivables is reviewed on an ongoing basis. The expected credit loss is determined based on a combination of factors, including the Company’s risk assessment regarding the credit worthiness of its customers, historical collection experience and length of time the receivables are past due. Account balances are charged off against the allowance when the Company believes it is probable the receivable will not be recovered.

q)Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition related transaction costs are expensed as incurred. Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest also is re-measured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the consolidated statements of loss and comprehensive loss immediately as a bargain gain on acquisition.

r)Provisions and contingent liabilities

Provisions, where applicable, are recognized in other liabilities when the Company has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and are discounted to present value where the effect is material. The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts.

s)Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating policy decisions.  Parties are also considered to be related if they are subject to common control or common significant influence.  Related parties may be individuals or corporate entities.  A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

t)Lease arrangements

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of identified asset for a period of time in exchange for consideration. The Company recognized a right-of-use asset and a lease liability at the lease commencement date.

The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of the costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use assets are depreciated to the earlier of the end of useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The Company applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired. Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occur and are included in the consolidated statements of loss and comprehensive loss.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, and the Company’s incremental borrowing rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from the change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, unless it has been reduced to zero.